UNITED STATES
		      SECURITIES AND EXCHANGE COMMISSION
			    Washington, D.C.  20549


				   Form 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2010

Check here if Amendment [   ]; Amendment Number:

This Amendment (Check only one.):	[   ] is a restatement.

					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	KERN Cobalt Co-Invest Partners AP LP

Address:  c/o KERN Partners Ltd.
	  Centennial Place East, 3110-520 3rd Avenue SW
	  Calgary, Alberta, Canada T2P 0R3

Form 13F File Number: 28-_______ (1)

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that, subject to the information contained in footnote (A) below, (1) all information contained herein is true, correct and complete, and (2) that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	 D. Jeff van Steenbergen
Title:	 Director
Phone:	 (403) 517-1500

Signature, Place, and Date of Signing:

/s/ D. Jeff van Steenbergen, Director
[Signature]

Calgary, Alberta, Canada
[City, State]

February 11, 2011
[Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)
[  ]	13F NOTICE.  (Check here if no holdings reported are in this report,
	and all holdings are reported by other
	reporting manager(s).)
[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings
	for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	           2
Form 13F Information Table Entry Total:	           1
Form 13F Information Table Value Total:	     $391,148
			                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 	Form 13F File Number (1)		Name
1	28-_______________		KERN Partners Ltd.
2	28-_______________		KERN Energy Partners Management III Ltd.

Explanatory Notes:

(1)	Form 13F File Numbers will be assigned after the filing of this report.

FORM 13F INFORMATION TABLE

COLUMN 1	COLUMN 2   COLUMN 3   COLUMN 4    COLUMN 5

NAME OF 	TITLE OF 	      VALUE 	   SHRS OR	    PUT/
ISSUER		CLASS      CUSIP      (x$1000)    PRN AMT  SH/PRN  CALL

COBALT
INTERNATIONAL
ENERGY, INC.    COM       19075F 106  391,148	   32,035,093  SH

COLUMN 6   COLUMN 7  COLUMN 8

INVESTMENT OTHER     VOTING
DISCRETION MANAGERS  AUTHORITY
		     SOLE SHARED     NONE

OTHER      1, 2	     0    32,035,093    0